As filed with the Securities and Exchange Commission on September 3, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:        December 31

Date of reporting period:    June 30, 2020

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2020

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the fund intends to no longer mail paper copies of the fund’s shareholder reports, unless you specifically request paper copies of the reports from the fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with the fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where the fund is held through that intermediary. If you are a direct shareholder with the fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2020

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended June 30, 2020.

We believe it is important to understand market conditions over this six-month period to provide a context for reading this report. The period began on January 1, 2020 with equity markets near all-time highs and consensus Wall Street forecasts for solid economic growth in the year ahead and a potential rebound to double-digit corporate earnings growth. Strong jobs numbers and retail sales in January seemed to confirm optimistic sentiment driving stocks to new highs in February as corporate bond credit spreads also approached multi-year lows.

By early February, the spread of COVID-19 began making more headlines and creating volatility in the markets, however, the S&P 500® pressed onward to a new record high on February 19. After the Federal Reserve (“Fed”) cut the Fed Funds rate by 1.50% to a range of 0.00%-0.25% on two unscheduled occasions during the first two weeks of March, the markets quickly realized the potential severity of COVID-19 and the realization of a global pandemic quickly gripped investors. By mid-March, it soon became apparent the economic consequences of the pandemic would be historic.

Between February 19 and March 23, the S&P 500® experienced its fastest 35% price decline ever, and corporate bond credit spreads more than tripled. Then during the final week in March, the Fed responded forcefully with trillions of dollars in large-scale asset purchases, and Congress passed the CARES Act providing more than $2 trillion in fiscal stimulus support to the economy. Stocks and credit spreads began to reverse direction and promptly rally as the nation and much of the world sheltered in place.

Between late March and early June, the S&P 500® experienced its strongest 50-day trading period ever before consolidating during mid-June. Business re-openings throughout the nation played a major role in renewed and favorable market sentiment as did an unexpectedly strong employment report for May. However, by late June fears of a second wave of COVID-19 emerged when national case numbers began to rise again.

Global equity markets also bottomed in late March as investors awaited dramatic reductions in global growth forecasts soon to be released in the upcoming months. However, the combination of heavy doses of fiscal and monetary stimulus in Europe and Japan, as well as the prospect of improving growth rates for 2021, helped most international markets to recover impressively into the mid-year mark. Throughout Asia and parts of Europe, COVID-19 trends and fatality rates also improved meaningfully from the earlier spring months.

For the six-month period ended June 30, 2020, the S&P 500® returned -3.08%, while the MSCI EAFE Index, representing international developed market equities, returned -11.07%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.14%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays US Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Transamerica Stock Index

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in the Fund, you will bear the ongoing costs (such as the investment advisory fees and other expenses) of managing the corresponding S&P 500 Index Master Portfolio (“Master Portfolio”), in which the Fund invests. You will also bear the cost of operating the Fund (such as management fees, distribution fees, and other expenses).

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2020, and held for the entire six-month period until June 30, 2020.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period (B) January 1, 2020 - June 30, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period (B) January 1, 2020 - June 30, 2020	Net Annualized Expense Ratio (C)
Class R	$1,000.00	$966.90	$3.03	$1,021.80	$3.12	0.62%
Class R4	1,000.00	967.90	1.47	1,023.40	1.51	0.30

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s annualized net expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	The net expense ratio reflects the expenses of both the Fund and the Master Portfolio.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2020

(unaudited)

Assets:
Investment in Master Portfolio, at value	$389,631,265
Receivables and other assets:
Shares of beneficial interest sold	3,792
Due from Master Portfolio	1,024,648
Due from investment manager	23,247
Prepaid expenses	1,639

Total assets	390,684,591

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,028,440
Investment management fees	24,293
Distribution and service fees	139,901
Transfer agent fees	2,457
Trustees, CCO and deferred compensation fees	3,385
Audit and tax fees	2,450
Custody and accounting fees	13,200
Legal fees	61
Printing and shareholder reports fees	19,008
Registration fees	2,327
Other accrued expenses	8,830

Total liabilities	1,244,352

Net assets	$389,440,239

Net assets consist of:
Paid-in capital	$(217,094,011)
Total distributable earnings (accumulated losses)	606,534,250

Net assets	$389,440,239

Net assets by class:
Class R	$173,560,237
Class R4	215,880,002

Shares outstanding:
Class R	14,222,495
Class R4	17,693,101

Net asset value per share:
Class R	$12.20
Class R4	12.20

STATEMENT OF OPERATIONS

For the period ended June 30, 2020

(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$4,697,514
Interest income	21,061
Net income from securities lending	22,326
Withholding taxes on foreign income	(24,406)
Expenses (net of waiver and/or reimbursement)	(20,967)

Total investment income (loss)	4,695,528

Expenses:
Investment management fees	140,083
Distribution and service fees:
Class R	441,008
Class R4	363,177
Transfer agent fees
Class R	2,127
Class R4	10,895
Trustees, CCO and deferred compensation fees	6,328
Audit and tax fees	11,348
Custody and accounting fees	20,784
Legal fees	17,931
Printing and shareholder reports fees	20,824
Registration fees	30,493
Other	11,798

Total expenses before waiver and/or reimbursement and recapture	1,076,796

Expenses waived and/or reimbursed:
Class R	(3,017)
Class R4	(112,458)
Recapture of previously waived and/or reimbursed fees:
Class R	3,017

Net expenses	964,338

Net investment income (loss)	3,731,190

Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	(1,260,048)
Net change in unrealized appreciation (depreciation)	(21,246,486)

Net realized and change in unrealized gain (loss)	(22,506,534)

Net increase (decrease) in net assets resulting from operations	$(18,775,344)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2020 (unaudited)	December 31, 2019
From operations allocated from Master Portfolio:
Net investment income (loss)	$3,731,190	$7,965,156
Net realized gain (loss)	(1,260,048)	13,163,998
Net change in unrealized appreciation (depreciation)	(21,246,486)	118,704,335

Net increase (decrease) in net assets resulting from operations	(18,775,344)	139,833,489

Dividends and/or distributions to shareholders:
Class R	(1,133,670)	(10,544,890)
Class R4	(2,405,032)	(17,617,914)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,538,702)	(28,162,804)

Capital share transactions:
Proceeds from shares sold:
Class R	7,982,118	9,298,814
Class R4	16,582,644	16,661,632

	24,564,762	25,960,446

Dividends and/or distributions reinvested:
Class R	1,133,670	10,544,890
Class R4	2,256,041	16,565,255

	3,389,711	27,110,145

Cost of shares redeemed:
Class R	(31,741,507)	(56,142,171)
Class R4	(112,422,730)	(117,996,778)

	(144,164,237)	(174,138,949)

Net increase (decrease) in net assets resulting from capital share transactions	(116,209,764)	(121,068,358)

Net increase (decrease) in net assets	(138,523,810)	(9,397,673)

Net assets:
Beginning of period/year	527,964,049	537,361,722

End of period/year	$389,440,239	$527,964,049

Capital share transactions - shares:
Shares issued:
Class R	712,886	789,416
Class R4	1,424,143	1,400,432

	2,137,029	2,189,848

Shares reinvested:
Class R	105,620	846,821
Class R4	210,110	1,332,088

	315,730	2,178,909

Shares redeemed:
Class R	(2,646,036)	(4,757,723)
Class R4	(9,416,489)	(10,462,684)

	(12,062,525)	(15,220,407)

Net increase (decrease) in shares outstanding:
Class R	(1,827,530)	(3,121,486)
Class R4	(7,782,236)	(7,730,164)

	(9,609,766)	(10,851,650)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Class R
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$12.71		$10.26	$11.25	$10.00

Investment operations: (B)
Net investment income (loss) (C)	0.08		0.16	0.16	0.10
Net realized and unrealized gain (loss)	(0.51)		2.96	(0.71)	1.38

Total investment operations	(0.43)		3.12	(0.55)	1.48

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.20)	(0.17)	(0.14)
Net realized gains	—		(0.47)	(0.27)	(0.09)

Total dividends and/or distributions to shareholders	(0.08)		(0.67)	(0.44)	(0.23)

Net asset value, end of period/year	$12.20		$12.71	$10.26	$11.25

Total return	(3.31	)%(D)	30.62%	(4.97)%	14.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$173,560		$204,050	$196,664	$262,047
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.60%	0.61	%(E)
Including waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets (B)	1.40	%(E)	1.36%	1.34%	1.37	%(E)
Portfolio turnover rate of Master Portfolio	1	%(D)	3%	12%	11%

(A)	Commenced operations on April 21, 2017.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Class R4
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018	December 31, 2017 (A) (B)	December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$12.71		$10.26	$11.26	$9.58	$8.75		$8.81

Investment operations: (C)
Net investment income (loss) (D)	0.10		0.20	0.19	0.20	0.17	(E)	0.15
Net realized and unrealized gain (loss)	(0.51)		2.96	(0.71)	1.85	0.85		(0.06)

Total investment operations	(0.41)		3.16	(0.52)	2.05	1.02		0.09

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.24)	(0.21)	(0.23)	(0.19)		(0.15)
Net realized gains	—		(0.47)	(0.27)	(0.14)	—		—

Total dividends and/or distributions to shareholders	(0.10)		(0.71)	(0.48)	(0.37)	(0.19)		(0.15)

Net asset value, end of period/year	$12.20		$12.71	$10.26	$11.26	$9.58		$8.75

Total return	(3.21	)%(F)	31.14%	(4.72)%	21.48%	11.66%		1.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$215,880		$323,914	$340,698	$512,638	$561,089		$707,281
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.37%	0.36%	0.38%	0.42%		0.42%
Including waiver and/or reimbursement and recapture	0.30	%(G)	0.30%	0.30%	0.30%	0.29	%(E)(H)	0.30%
Net investment income (loss) to average net assets (C)	1.72	%(G)	1.68%	1.65%	1.67%	1.86	%(E)	1.73%
Portfolio turnover rate of Master Portfolio	1	%(F)	3%	12%	11%	4%		2%

(A)	Transamerica Partners Institutional Stock Index reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Stock Index, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(D)	Calculated based on average number of shares outstanding.
(E)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2020

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund’s financial statements.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. BORROWINGS AND OTHER FINANCING TRANSACTIONS

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing the Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2020, the Fund has not utilized the program.

4. RISK FACTORS

Investing in the Fund involves certain key risks related to the Fund’s trading activity. Please reference the Fund’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.

Market risk: The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by the Fund fall, the value of your investment will go down. The Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Fund’s exposure to the risks described in the Fund’s prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Recent events risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Fund’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

As of June 30, 2020, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 1.73%.

As of June 30, 2020, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:

Account Balance	Percentage of Net Assets
$ 356,532,539	91.55%

Investment management fees: The Fund pays a contractual management fee to TAM at an annual rate of 0.07% on daily Average Net Assets (“ANA”).

The Fund’s management fee includes its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within Net investment income (loss) allocated from the Master Portfolio, in Expenses (net of waiver and/or reimbursement). Additionally, TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee at a rate of 0.06% of the Fund’s average daily net assets (after waiver and/or reimbursement and recapture). The management fees are reflected in Investment management fees within the Statement of Operations.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2021
Class R4	0.30	May 1, 2021

Effective April 21, 2017, TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the thirty-six months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any, other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2020 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2020, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available
Class	2017	2018	2019	2020	Total
Class R	$—	$—	$—	$—	$—
Class R4	211,517	247,366	236,095	112,458	807,436

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Class R	0.50%
Class R4	0.25

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on the number of classes, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended June 30, 2020, transfer agent fees paid and the amounts due to TFS are as follows:

Fees Paid to TFS	Fees Due to TFS
$ 10,933	$ 1,885

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2020, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2020, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 0	$ 389,631,265	$ —	$ 389,631,265

Transamerica Funds	Semi-Annual Report 2020

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

7. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Fund’s Class R4 underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statement of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Reorganization Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
April 21, 2017	1.56-for-1	35,752,851	55,759,431	Decrease	Increase

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Fund’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. The amounts applicable to the Fund, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2020

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 17-18, 2020, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2021.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2019. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could

Transamerica Funds	Semi-Annual Report 2020

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Transamerica Funds	Semi-Annual Report 2020

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM and/or its Affiliates from their Relationships with the Fund

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.

Transamerica Funds	Semi-Annual Report 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 11-12, 2020 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2020

Appendix A

S&P 500 Index Master Portfolio

(This page intentionally left blank)

Master Portfolio Information as of June 30, 2020	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Microsoft Corp.	6%
Apple, Inc.	6
Amazon.com, Inc.	4
Alphabet, Inc.	3
Facebook, Inc., Class A	2
Johnson & Johnson	1
Berkshire Hathaway, Inc., Class B	1
Visa, Inc., Class A	1
Procter & Gamble Co.	1
JPMorgan Chase & Co.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	27%
Health Care	14
Consumer Discretionary	11
Communication Services	11
Financials	10
Industrials	8
Consumer Staples	7
Utilities	3
Real Estate	3
Energy	3
Materials	2
Short-Term Securities	2
Investment Companies	— (a)
Liabilities in Excess of Other Assets	(1)

(a)	Represents less than 1%.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

M A S T E R P O R T F O L I O I N F O R M A T I O N	1

Schedule of Investments (unaudited) June 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.4%

Aerospace & Defense — 1.7%
Boeing Co.	469,852	$86,123,872
General Dynamics Corp.	204,034	30,494,922
Howmet Aerospace, Inc.	339,873	5,386,987
Huntington Ingalls Industries, Inc.	35,861	6,257,386
L3Harris Technologies, Inc.	189,219	32,104,788
Lockheed Martin Corp.	216,123	78,867,605
Northrop Grumman Corp.	136,467	41,955,414
Raytheon Technologies Corp.	1,287,420	79,330,820
Teledyne Technologies, Inc.(a)	30,627	9,523,466
Textron, Inc.(b)	195,208	6,424,295
TransDigm Group, Inc.	44,575	19,704,379

		396,173,934
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	118,262	9,349,794
Expeditors International of Washington, Inc.	148,661	11,304,183
FedEx Corp.	208,997	29,305,559
United Parcel Service, Inc., Class B	616,741	68,569,264

		118,528,800
Airlines — 0.2%
Alaska Air Group, Inc.	104,278	3,781,120
American Airlines Group, Inc.	333,289	4,356,087
Delta Air Lines, Inc.	501,167	14,057,735
Southwest Airlines Co.	474,003	16,201,423
United Airlines Holdings, Inc.(a)	219,251	7,588,277

		45,984,642
Auto Components — 0.1%
Aptiv PLC	222,275	17,319,668
BorgWarner, Inc.	176,581	6,233,309

		23,552,977
Automobiles — 0.2%
Ford Motor Co.	3,390,483	20,614,137
General Motors Co.	1,094,737	27,696,846

		48,310,983
Banks — 3.6%
Bank of America Corp.	6,838,485	162,414,019
Citigroup, Inc.	1,825,690	93,292,759
Citizens Financial Group, Inc.	374,540	9,453,390
Comerica, Inc.	123,273	4,696,701
Fifth Third Bancorp	611,953	11,798,454
First Republic Bank	146,729	15,551,807
Huntington Bancshares, Inc.	906,047	8,186,135
JPMorgan Chase & Co.	2,665,067	250,676,202
KeyCorp	858,569	10,457,370
M&T Bank Corp.	115,028	11,959,461
People’s United Financial, Inc.	379,790	4,394,170
PNC Financial Services Group, Inc.	372,506	39,191,356
Regions Financial Corp.(b)	833,745	9,271,244
SVB Financial Group(a)	45,318	9,767,389
Truist Financial Corp.	1,181,407	44,361,833
U.S. Bancorp	1,207,529	44,461,218
Wells Fargo & Co.	3,273,507	83,801,779
Zions Bancorp. NA	145,771	4,956,214

		818,691,501
Beverages — 1.7%
Brown-Forman Corp., Class B(b)	159,978	10,184,200
Coca-Cola Co.	3,387,177	151,339,068
Constellation Brands, Inc., Class A	145,838	25,514,358
Molson Coors Beverage Co., Class B	161,725	5,556,871
Monster Beverage Corp.(a)	332,387	23,041,067
PepsiCo, Inc.	1,214,112	160,578,453

		376,214,017

Security	Shares	Value

Biotechnology — 2.5%
AbbVie, Inc.	1,544,161	$151,605,727
Alexion Pharmaceuticals, Inc.(a)	192,675	21,625,842
Amgen, Inc.	514,855	121,433,700
Biogen, Inc.(a)	143,130	38,294,432
Gilead Sciences, Inc.	1,101,542	84,752,641
Incyte Corp.(a)	155,660	16,183,970
Regeneron Pharmaceuticals, Inc.(a)	88,764	55,357,669
Vertex Pharmaceuticals, Inc.(a)	227,675	66,096,329

		555,350,310
Building Products — 0.4%
Allegion PLC	81,467	8,327,557
AO Smith Corp.	116,550	5,491,836
Carrier Global Corp.	706,396	15,696,119
Fortune Brands Home & Security, Inc.	122,796	7,850,348
Johnson Controls International PLC	653,975	22,326,706
Masco Corp.	233,628	11,730,462
Trane Technologies PLC	208,613	18,562,385

		89,985,413
Capital Markets — 2.7%
Ameriprise Financial, Inc.	106,629	15,998,615
Bank of New York Mellon Corp.	709,810	27,434,157
BlackRock, Inc.(e)	134,888	73,391,212
Cboe Global Markets, Inc.	95,502	8,908,427
Charles Schwab Corp.	995,432	33,585,876
CME Group, Inc.	315,229	51,237,322
E*Trade Financial Corp.	198,933	9,892,938
Franklin Resources, Inc.	241,326	5,060,606
Goldman Sachs Group, Inc.	271,334	53,621,025
Intercontinental Exchange, Inc.	478,868	43,864,309
Invesco Ltd.	327,515	3,524,061
MarketAxess Holdings, Inc.(b)	33,020	16,540,378
Moody’s Corp.	141,371	38,838,855
Morgan Stanley	1,046,939	50,567,154
MSCI, Inc.	73,753	24,620,226
Nasdaq, Inc.	99,903	11,935,411
Northern Trust Corp.	184,482	14,636,802
Raymond James Financial, Inc.	108,288	7,453,463
S&P Global, Inc.	211,055	69,538,401
State Street Corp.	307,805	19,561,008
T. Rowe Price Group, Inc.	198,932	24,568,102

		604,778,348
Chemicals — 1.8%
Air Products & Chemicals, Inc.	191,928	46,342,935
Albemarle Corp.(b)	90,674	7,000,940
Celanese Corp.	106,350	9,182,259
CF Industries Holdings, Inc.	190,977	5,374,093
Corteva, Inc.(a)	651,621	17,456,927
Dow, Inc.(a)	645,609	26,315,023
DuPont de Nemours, Inc.	645,009	34,269,328
Eastman Chemical Co.	118,841	8,276,087
Ecolab, Inc.	218,343	43,439,340
FMC Corp.	112,854	11,242,515
International Flavors & Fragrances, Inc.	93,335	11,429,804
Linde PLC	462,000	97,994,820
LyondellBasell Industries NV, Class A	223,528	14,690,260
Mosaic Co.(b)	301,320	3,769,513
PPG Industries, Inc.	205,885	21,836,163
Sherwin-Williams Co.	70,550	40,767,317

		399,387,324
Commercial Services & Supplies — 0.4%
Cintas Corp.	72,994	19,442,682
Copart, Inc.(a)	178,107	14,830,970

2	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	183,397	$15,047,724
Rollins, Inc.(b)	120,824	5,121,729
Waste Management, Inc.	339,829	35,991,289

		90,434,394
Communications Equipment — 1.0%
Arista Networks, Inc.(a)(b)	47,229	9,919,507
Cisco Systems, Inc.	3,715,175	173,275,762
F5 Networks, Inc.(a)	51,988	7,251,286
Juniper Networks, Inc.	290,641	6,644,053
Motorola Solutions, Inc.	149,180	20,904,594

		217,995,202
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	111,963	9,494,463
Quanta Services, Inc.	121,753	4,776,370

		14,270,833
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	54,531	11,264,469
Vulcan Materials Co.	115,239	13,350,438

		24,614,907
Consumer Finance — 0.5%
American Express Co.	578,861	55,107,567
Capital One Financial Corp.	397,815	24,899,241
Discover Financial Services	264,542	13,250,909
Synchrony Financial	473,928	10,502,244

		103,759,961
Containers & Packaging — 0.3%
Amcor PLC(a)	1,410,632	14,402,553
Avery Dennison Corp.	72,705	8,294,913
Ball Corp.	284,827	19,792,628
International Paper Co.	341,409	12,021,011
Packaging Corp. of America	81,400	8,123,720
Sealed Air Corp.	133,968	4,400,849
Westrock Co.	221,545	6,260,862

		73,296,536
Distributors — 0.1%
Genuine Parts Co.	127,513	11,088,530
LKQ Corp.(a)	263,623	6,906,923

		17,995,453
Diversified Consumer Services — 0.0%
H&R Block, Inc.	171,262	2,445,621

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	1,703,091	304,018,774

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	6,251,352	188,978,371
CenturyLink, Inc.	857,752	8,603,253
Verizon Communications, Inc.	3,622,635	199,715,867

		397,297,491
Electric Utilities — 1.9%
Alliant Energy Corp.	226,714	10,845,998
American Electric Power Co., Inc.	437,484	34,841,226
Duke Energy Corp.	645,289	51,552,138
Edison International	333,137	18,092,670
Entergy Corp.	173,355	16,262,433
Evergy, Inc.	198,431	11,764,974
Eversource Energy	296,144	24,659,911
Exelon Corp.	846,400	30,715,856
FirstEnergy Corp.	470,441	18,243,702
NextEra Energy, Inc.	429,255	103,094,173
Pinnacle West Capital Corp.	96,814	7,095,498

Security	Shares	Value

Electric Utilities (continued)
PPL Corp.	668,523	$17,274,634
Southern Co.	928,516	48,143,555
Xcel Energy, Inc.	456,576	28,536,000

		421,122,768
Electrical Equipment — 0.4%
AMETEK, Inc.	199,032	17,787,490
Eaton Corp. PLC	353,585	30,931,616
Emerson Electric Co.	530,381	32,899,533
Rockwell Automation, Inc.	100,605	21,428,865

		103,047,504
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	258,151	24,733,447
CDW Corp.	125,101	14,534,234
Corning, Inc.	669,652	17,343,987
FLIR Systems, Inc.	113,633	4,610,091
IPG Photonics Corp.(a)(b)	29,995	4,810,898
Keysight Technologies, Inc.(a)(b)	163,321	16,459,491
TE Connectivity Ltd.	291,222	23,749,154
Zebra Technologies Corp., Class A(a)(b)	47,038	12,039,376

		118,280,678
Energy Equipment & Services — 0.2%
Baker Hughes Co.	572,371	8,808,790
Halliburton Co.	750,650	9,743,437
National Oilwell Varco, Inc.	342,352	4,193,812
Schlumberger Ltd.	1,205,365	22,166,662
TechnipFMC PLC	362,703	2,480,889

		47,393,590
Entertainment — 2.0%
Activision Blizzard, Inc.	676,656	51,358,191
Electronic Arts, Inc.(a)	254,221	33,569,883
Live Nation Entertainment, Inc.(a)(b)	125,402	5,559,071
Netflix, Inc.(a)	385,482	175,409,729
Take-Two Interactive Software, Inc.(a)(b)	98,542	13,753,507
Walt Disney Co.	1,582,473	176,461,564

		456,111,945
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	111,256	18,051,286
American Tower Corp.	388,513	100,446,151
Apartment Investment & Management Co., Class A	128,731	4,845,435
AvalonBay Communities, Inc.	121,601	18,804,379
Boston Properties, Inc.	125,203	11,315,847
Crown Castle International Corp.(b)	365,601	61,183,327
Digital Realty Trust, Inc.(b)	235,250	33,431,377
Duke Realty Corp.	320,492	11,342,212
Equinix, Inc.	77,610	54,505,503
Equity Residential(b)	303,932	17,877,280
Essex Property Trust, Inc.	57,537	13,185,754
Extra Space Storage, Inc.	112,839	10,422,938
Federal Realty Investment Trust	61,405	5,232,320
Healthpeak Properties, Inc.	483,477	13,324,626
Host Hotels & Resorts, Inc.(b)	624,435	6,737,654
Iron Mountain, Inc.	252,876	6,600,064
Kimco Realty Corp.	361,070	4,636,139
Mid-America Apartment Communities, Inc.	99,445	11,403,358
Prologis, Inc.	648,611	60,534,865
Public Storage	130,798	25,098,828
Realty Income Corp.	303,861	18,079,730
Regency Centers Corp.	143,993	6,607,839
SBA Communications Corp.	98,040	29,208,077
Simon Property Group, Inc.	267,179	18,269,700
SL Green Realty Corp.	70,082	3,454,342
UDR, Inc.	255,798	9,561,729

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	326,439	$11,954,196
Vornado Realty Trust	135,460	5,175,927
Welltower, Inc.	368,719	19,081,208
Weyerhaeuser Co.	648,783	14,571,666

		624,943,757
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.(b)	386,638	117,232,508
Kroger Co.	698,289	23,637,083
Sysco Corp.	444,246	24,282,486
Walgreens Boots Alliance, Inc.	652,782	27,671,429
Walmart, Inc.	1,239,866	148,511,149

		341,334,655
Food Products — 1.1%
Archer-Daniels-Midland Co.	484,698	19,339,450
Campbell Soup Co.	147,082	7,299,680
Conagra Brands, Inc.	423,722	14,902,303
General Mills, Inc.	526,236	32,442,449
Hershey Co.	129,129	16,737,701
Hormel Foods Corp.(b)	242,105	11,686,408
J.M. Smucker Co.	99,331	10,510,213
Kellogg Co.	216,799	14,321,742
Kraft Heinz Co.	542,255	17,292,512
Lamb Weston Holdings, Inc.	128,399	8,208,548
McCormick & Co., Inc.	107,590	19,302,722
Mondelez International, Inc., Class A	1,253,632	64,098,204
Tyson Foods, Inc., Class A	257,012	15,346,187

		251,488,119
Gas Utilities — 0.0%
Atmos Energy Corp.	109,515	10,905,504

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	1,548,578	141,586,487
ABIOMED, Inc.(a)(b)	39,437	9,526,402
Align Technology, Inc.(a)	62,445	17,137,406
Baxter International, Inc.	444,533	38,274,291
Becton Dickinson & Co.	259,026	61,977,151
Boston Scientific Corp.(a)	1,251,798	43,950,628
Cooper Cos., Inc.(b)	43,163	12,242,753
Danaher Corp.	551,872	97,587,526
DENTSPLY SIRONA, Inc.	191,806	8,450,972
DexCom, Inc.(a)(b)	80,946	32,815,508
Edwards Lifesciences Corp.(a)	544,797	37,650,921
Hologic, Inc.(a)	223,962	12,765,834
IDEXX Laboratories, Inc.(a)	74,690	24,659,650
Intuitive Surgical, Inc.(a)(b)	102,215	58,245,173
Medtronic PLC	1,175,033	107,750,526
ResMed, Inc.(b)	125,192	24,036,864
STERIS PLC	73,941	11,345,507
Stryker Corp.	283,298	51,047,467
Teleflex, Inc.(b)	40,309	14,671,670
Varian Medical Systems, Inc.(a)(b)	79,598	9,752,347
West Pharmaceutical Services, Inc.	64,375	14,624,069
Zimmer Biomet Holdings, Inc.	179,086	21,375,705

		851,474,857
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	130,884	13,189,181
Anthem, Inc.	220,774	58,059,146
Cardinal Health, Inc.	254,665	13,290,966
Centene Corp.(a)	508,314	32,303,355
Cigna Corp.(a)	325,135	61,011,583
CVS Health Corp.	1,145,066	74,394,938
DaVita, Inc.(a)	72,091	5,705,282
HCA Healthcare, Inc.	230,347	22,357,480

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein, Inc.(a)(b)	128,011	$7,474,562
Humana, Inc.	115,301	44,707,963
Laboratory Corp. of America Holdings(a)	84,938	14,109,051
McKesson Corp.	140,617	21,573,460
Quest Diagnostics, Inc.	126,586	13,378,562
UnitedHealth Group, Inc.	830,096	244,836,815
Universal Health Services, Inc., Class B	69,185	6,426,595

		632,818,939
Health Care Technology — 0.1%
Cerner Corp.(b)	273,479	18,746,985

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.(b)	417,773	6,859,833
Chipotle Mexican Grill, Inc.(a)	22,265	23,430,795
Darden Restaurants, Inc.	114,785	8,697,259
Domino’s Pizza, Inc.	33,697	12,449,020
Hilton Worldwide Holdings, Inc.	245,675	18,044,829
Las Vegas Sands Corp.	294,236	13,399,507
Marriott International, Inc., Class A	236,267	20,255,170
McDonald’s Corp.	652,275	120,325,169
MGM Resorts International	425,866	7,154,549
Norwegian Cruise Line Holdings Ltd.(a)(b)	225,621	3,706,953
Royal Caribbean Cruises Ltd.	146,997	7,393,949
Starbucks Corp.	1,028,278	75,670,978
Wynn Resorts Ltd.	85,011	6,332,469
Yum! Brands, Inc.	263,349	22,887,662

		346,608,142
Household Durables — 0.4%
D.R. Horton, Inc.	292,058	16,194,616
Garmin Ltd.	126,070	12,291,825
Leggett & Platt, Inc.	117,117	4,116,663
Lennar Corp., Class A	243,688	15,016,055
Mohawk Industries, Inc.(a)(b)	50,377	5,126,363
Newell Brands, Inc.	333,665	5,298,600
NVR, Inc.(a)	3,042	9,913,117
PulteGroup, Inc.	224,355	7,634,801
Whirlpool Corp.	55,454	7,182,957

		82,774,997
Household Products — 1.7%
Church & Dwight Co., Inc.	213,668	16,516,536
Clorox Co.	109,273	23,971,218
Colgate-Palmolive Co.	746,215	54,667,711
Kimberly-Clark Corp.	298,476	42,189,583
Procter & Gamble Co.	2,171,322	259,624,971

		396,970,019
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	582,112	8,434,803
NRG Energy, Inc.	219,075	7,133,082

		15,567,885
Industrial Conglomerates — 1.1%
3M Co.	504,228	78,654,526
General Electric Co.	7,679,838	52,453,293
Honeywell International, Inc.	615,562	89,004,110
Roper Technologies, Inc. (b)	90,602	35,177,132

		255,289,061
Insurance — 1.9%
Aflac, Inc.	623,963	22,481,387
Allstate Corp.	274,800	26,652,852
American International Group, Inc.	757,453	23,617,385
Aon PLC (b)	203,859	39,263,243
Arthur J Gallagher & Co.	168,313	16,408,834
Assurant, Inc.	52,112	5,382,648

4	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	394,596	$49,963,746
Cincinnati Financial Corp.	132,290	8,470,529
Everest Re Group Ltd.	35,730	7,367,526
Globe Life, Inc.	87,904	6,525,114
Hartford Financial Services Group, Inc.	313,812	12,097,453
Lincoln National Corp.	169,602	6,239,658
Loews Corp.	224,555	7,699,991
Marsh & McLennan Cos., Inc.	445,448	47,827,752
MetLife, Inc.	680,602	24,855,585
Principal Financial Group, Inc.	227,817	9,463,518
Progressive Corp.	509,028	40,778,233
Prudential Financial, Inc.	350,015	21,315,913
Travelers Cos., Inc.	219,868	25,075,945
Unum Group	173,973	2,886,212
W.R. Berkley Corp.	124,448	7,129,626
Willis Towers Watson PLC	111,946	22,047,765

		433,550,915

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A(a)	262,364	372,045,270
Alphabet, Inc., Class C(a)	256,655	362,810,075
Facebook, Inc., Class A(a)	2,105,934	478,194,433
Twitter, Inc.(a)	692,286	20,623,200

		1,233,672,978

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(a)	367,029	1,012,566,946
Booking Holdings, Inc.(a)	35,967	57,271,693
eBay, Inc.	580,136	30,428,133
Expedia Group, Inc.	116,285	9,558,627

		1,109,825,399

IT Services — 5.7%
Accenture PLC, Class A	557,072	119,614,500
Akamai Technologies, Inc.(a)(b)	140,703	15,067,884
Automatic Data Processing, Inc.	376,743	56,093,265
Broadridge Financial Solutions, Inc.	99,873	12,602,974
Cognizant Technology Solutions Corp., Class A	476,757	27,089,333
DXC Technology Co.	220,706	3,641,649
Fidelity National Information Services, Inc.	541,579	72,620,328
Fiserv, Inc.(a)	491,787	48,008,247
FleetCor Technologies, Inc.(a)	73,405	18,463,560
Gartner, Inc.(a)	76,998	9,342,167
Global Payments, Inc.	261,682	44,386,501
International Business Machines Corp.	777,371	93,883,096
Jack Henry & Associates, Inc.(b)	67,031	12,335,715
Leidos Holdings, Inc.	116,021	10,867,687
Mastercard, Inc., Class A	774,789	229,105,107
Paychex, Inc.	277,374	21,011,081
PayPal Holdings, Inc.(a)	1,028,558	179,205,660
VeriSign, Inc.(a)	89,959	18,606,220
Visa, Inc., Class A(b)	1,478,273	285,557,995
Western Union Co.	365,039	7,892,143

		1,285,395,112

Leisure Products — 0.0%
Hasbro, Inc.	112,430	8,426,628

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	269,449	23,811,208
Bio-Rad Laboratories, Inc., Class A(a)	18,020	8,135,850
Illumina, Inc.(a)	127,991	47,401,467
IQVIA Holdings, Inc.(a)	157,120	22,292,185
Mettler-Toledo International, Inc.(a)	21,205	17,081,688
PerkinElmer, Inc.	95,779	9,394,962
Thermo Fisher Scientific, Inc.	346,314	125,483,415
Waters Corp.(a)	55,926	10,089,050

		263,689,825

Security	Shares	Value

Machinery — 1.5%
Caterpillar, Inc.	474,438	$60,016,407
Cummins, Inc.	129,916	22,509,246
Deere & Co.	274,155	43,083,458
Dover Corp.	126,740	12,238,014
Flowserve Corp.	112,148	3,198,461
Fortive Corp.	257,294	17,408,512
IDEX Corp.	66,471	10,505,077
Illinois Tool Works, Inc.	251,320	43,943,302
Ingersoll Rand, Inc.(a)(b)	304,349	8,558,294
Otis Worldwide Corp.	353,198	20,082,838
PACCAR, Inc.	301,147	22,540,853
Parker-Hannifin Corp.	111,852	20,499,116
Pentair PLC	147,777	5,614,048
Snap-on, Inc.	46,909	6,497,366
Stanley Black & Decker, Inc.	136,441	19,017,147
Westinghouse Air Brake Technologies Corp.(b)	158,550	9,127,724
Xylem, Inc.	156,792	10,185,208

		335,025,071

Media — 1.2%
Charter Communications, Inc., Class A(a)	132,211	67,432,899
Comcast Corp., Class A	3,985,641	155,360,286
Discovery, Inc., Class A(a)(b)	134,754	2,843,309
Discovery, Inc., Class C(a)	296,694	5,714,326
DISH Network Corp., Class A(a)	226,383	7,812,477
Fox Corp., Class A	303,158	8,130,698
Fox Corp., Class B(a)	133,124	3,573,048
Interpublic Group of Cos., Inc.	340,340	5,840,234
News Corp., Class A	332,273	3,940,758
News Corp., Class B	114,231	1,365,061
Omnicom Group, Inc.	189,576	10,350,850
ViacomCBS, Inc., Class B	476,020	11,100,786

		283,464,732

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,270,884	14,704,128
Newmont Corp.(b)	703,717	43,447,488
Nucor Corp.	264,725	10,962,262

		69,113,878

Multi-Utilities — 1.0%
Ameren Corp.	214,214	15,072,097
CenterPoint Energy, Inc.	482,886	9,015,482
CMS Energy Corp.	247,137	14,437,744
Consolidated Edison, Inc.	289,441	20,819,491
Dominion Energy, Inc.	737,301	59,854,095
DTE Energy Co.	167,263	17,980,773
NiSource, Inc.	321,488	7,310,637
Public Service Enterprise Group, Inc.	440,328	21,646,524
Sempra Energy	257,508	30,187,663
WEC Energy Group, Inc.	274,645	24,072,634

		220,397,140

Multiline Retail — 0.5%
Dollar General Corp.	221,676	42,231,495
Dollar Tree, Inc.(a)	206,058	19,097,456
Kohl’s Corp.	132,816	2,758,588
Target Corp.	436,466	52,345,367

		116,432,906

Oil, Gas & Consumable Fuels — 2.6%
Apache Corp.	317,469	4,285,832
Cabot Oil & Gas Corp.	360,902	6,200,296
Chevron Corp.	1,639,214	146,267,065
Concho Resources, Inc.	176,012	9,064,618
ConocoPhillips	942,843	39,618,263
Devon Energy Corp.	330,941	3,752,871

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	136,845	$5,722,858
EOG Resources, Inc.	506,533	25,660,962
Exxon Mobil Corp.	3,710,967	165,954,444
Hess Corp.	226,905	11,755,948
HollyFrontier Corp.	129,331	3,776,465
Kinder Morgan, Inc.	1,695,979	25,728,001
Marathon Oil Corp.	684,055	4,186,417
Marathon Petroleum Corp.	565,354	21,132,933
Noble Energy, Inc.	412,314	3,694,333
Occidental Petroleum Corp.	780,181	14,277,312
ONEOK, Inc.	361,298	12,002,320
Phillips 66	386,895	27,817,751
Pioneer Natural Resources Co.	144,347	14,102,702
Valero Energy Corp.	357,549	21,031,032
Williams Cos., Inc.	1,055,312	20,072,034

		586,104,457

Personal Products — 0.2%
Coty, Inc., Class A	246,388	1,101,354
Estee Lauder Cos., Inc., Class A	197,477	37,259,961

		38,361,315

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	1,986,644	116,814,667
Eli Lilly & Co.	739,107	121,346,587
Johnson & Johnson	2,306,607	324,378,143
Merck & Co., Inc.	2,209,404	170,853,211
Mylan NV(a)	452,280	7,272,663
Perrigo Co. PLC	116,394	6,433,097
Pfizer, Inc.	4,863,259	159,028,569
Zoetis, Inc.	414,706	56,831,310

		962,958,247

Professional Services — 0.3%
Equifax, Inc.	105,425	18,120,449
IHS Markit Ltd.	349,134	26,359,617
Nielsen Holdings PLC	313,402	4,657,153
Robert Half International, Inc.	103,512	5,468,539
Verisk Analytics, Inc.(b)	142,679	24,283,966

		78,889,724

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	291,463	13,179,957

Road & Rail — 1.0%
CSX Corp.	669,042	46,658,989
JB Hunt Transport Services, Inc.	73,282	8,818,756
Kansas City Southern	82,498	12,316,126
Norfolk Southern Corp.	223,865	39,303,978
Old Dominion Freight Line, Inc.(b)	83,696	14,194,005
Union Pacific Corp.	595,643	100,705,362

		221,997,216

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(a)	1,028,786	54,124,432
Analog Devices, Inc.	320,675	39,327,582
Applied Materials, Inc.(b)	804,298	48,619,814
Broadcom, Inc.	350,066	110,484,330
Intel Corp.	3,708,362	221,871,299
KLA Corp.	137,389	26,719,413
Lam Research Corp.	126,318	40,858,820
Maxim Integrated Products, Inc.	235,615	14,280,625
Microchip Technology, Inc.	215,006	22,642,282
Micron Technology, Inc.(a)	974,972	50,230,557
NVIDIA Corp.	538,850	204,714,504
Qorvo, Inc.(a)	99,482	10,995,745
QUALCOMM, Inc.	985,455	89,883,351

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	148,343	$18,967,136
Texas Instruments, Inc.	803,790	102,057,216
Xilinx, Inc.	212,901	20,947,329

		1,076,724,435

Software — 9.3%
Adobe, Inc.(a)	422,853	184,072,139
ANSYS, Inc.(a)	74,514	21,737,969
Autodesk, Inc.(a)(b)	191,579	45,823,781
Cadence Design Systems, Inc.(a)	244,308	23,443,796
Citrix Systems, Inc.(b)	100,790	14,907,849
Fortinet, Inc.(a)	118,007	16,198,821
Intuit, Inc.	228,604	67,710,219
Microsoft Corp.	6,642,279	1,351,770,199
NortonLifeLock, Inc.	472,334	9,366,383
Oracle Corp.	1,824,314	100,829,835
Paycom Software, Inc.(a)	42,795	13,254,895
salesforce.com, Inc.(a)	789,826	147,958,105
ServiceNow, Inc.(a)	167,282	67,759,247
Synopsys, Inc.(a)	130,891	25,523,745
Tyler Technologies, Inc.(a)(b)	34,089	11,824,792

		2,102,181,775

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	59,306	8,448,140
AutoZone, Inc.(a)	20,282	22,880,530
Best Buy Co., Inc.	198,275	17,303,459
CarMax, Inc.(a)	144,768	12,963,974
Gap, Inc.	180,058	2,272,332
Home Depot, Inc.	942,377	236,074,862
L Brands, Inc.	200,125	2,995,871
Lowe’s Cos., Inc.	662,364	89,498,624
O’Reilly Automotive, Inc.(a)	64,549	27,218,377
Ross Stores, Inc.	314,953	26,846,594
Tiffany & Co.	94,104	11,475,042
TJX Cos., Inc.	1,045,674	52,869,277
Tractor Supply Co.	103,755	13,673,872
Ulta Beauty, Inc.(a)(b)	49,300	10,028,606

		534,549,560

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	3,568,959	1,301,956,243
Hewlett Packard Enterprise Co.	1,126,665	10,962,450
HP, Inc.	1,256,230	21,896,089
NetApp, Inc.	199,758	8,863,263
Seagate Technology PLC	198,698	9,618,970
Western Digital Corp.	259,683	11,465,005
Xerox Holdings Corp.(a)	160,203	2,449,504

		1,367,211,524

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.	313,302	3,537,179
NIKE, Inc., Class B	1,317,547	106,374,151
PVH Corp.	63,061	3,030,081
Ralph Lauren Corp.	42,619	3,090,730
Tapestry, Inc.	237,843	3,158,555
Under Armour, Inc., Class A(a)	164,871	1,605,843
Under Armour, Inc., Class C(a)	169,421	1,497,682
VF Corp.	285,137	17,376,249

		139,670,470

Tobacco — 0.7%
Altria Group, Inc.	1,626,548	63,842,009
Philip Morris International, Inc.	1,364,925	95,626,645

		159,468,654

6	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Fastenal Co.	499,361	$21,392,626
United Rentals, Inc.(a)	64,479	9,609,950
W.W. Grainger, Inc.	37,989	11,934,624

		42,937,200

Water Utilities — 0.1%
American Water Works Co., Inc.	157,399	20,250,955

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	818,787	50,249,913

Total Common Stocks — 99.4% (Cost — $ 13,456,604,388)		22,451,696,812

Investment Companies — 0.1%
iShares Core S&P 500 ETF (e)	45,152	13,983,123

Total Investment Companies — 0.1% (Cost — $ 11,189,428)		13,983,123

Total Long-Term Investments — 99.5% (Cost — $ 13,467,793,816)		22,465,679,935

Security	Shares	Value

Short-Term Securities — 1.8%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.55% (c)(d)(e)	347,655,469	$348,107,421

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16% (d)(e)	55,054,308	55,054,308

Total Short-Term Securities — 1.8% (Cost — $ 402,730,975)		403,161,729

Total Investments — 101.3% (Cost — $ 13,870,524,791)		22,868,841,664
Liabilities in Excess of Other Assets — (1.3)%		(301,152,250)

Net Assets — 100.0%		$22,567,689,414

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the six months ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock, Inc.	100,848	34,040		—		134,888	$73,391,212	$847,507		$—		$5,919,586
BlackRock Cash Funds: Institutional, SL Agency Shares	139,348,114	208,307,355	(b)	—		347,655,469	348,107,421	1,070,955	(c)	(51,736)		414,266
BlackRock Cash Funds: Treasury, SL Agency Shares	215,380,072	—		(160,325,764)	(b)	55,054,308	55,054,308	914,818		—		—
iShares Core S&P 500 ETF	292,674	71,582		(319,104)		45,152	13,983,123	622,628		(2,419,239)		(3,653,158)

							$490,536,064	$3,455,908		$(2,470,975)		$2,680,694

(a)  Includes net capital gain distributions, if applicable.

(b)  Represents net shares purchased (sold).

(c)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini Index	495	09/18/20	$76,482	$422,383

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2020	S&P 500 Index Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$—	$—	$422,383	$—	$—	$—	$422,383

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended June 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(18,020,384)	$—	$—	$—	$(18,020,384)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,923,103)	$—	$—	$—	$(1,923,103)

Average Quarterly Balances of Outstanding Derivative Financial Instruments:

Futures contracts:
Average notional value of contracts — long	$238,613,583

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	$22,465,679,935	$—	$—	$22,465,679,935
Short-Term Securities	403,161,729	—	—	403,161,729

	$22,868,841,664	$—	$—	$22,868,841,664

Derivative Financial Instruments (a)
Assets:
Equity contracts	$422,383	$—	$—	$422,383

    The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities   (unaudited)

June 30, 2020

S&P 500 Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $343,981,568, cost — $13,407,989,404)	$22,378,305,600
Investments at value — affiliated (cost — $462,535,387)	490,536,064
Cash pledged for futures contracts	5,611,800
Receivables:
Securities lending income — affiliated	256,175
Contributions from investors	22,796,015
Dividends — affiliated	29,024
Dividends — unaffiliated	17,377,752
Variation margin on futures contracts	983,561
Prepaid expenses	89,478

Total assets	22,915,985,469

LIABILITIES
Cash collateral on securities loaned at value	347,733,132
Payables:
Investment advisory fees	470,663
Professional fees	9,974
Trustees’ fees	82,286

Total liabilities	348,296,055

NET ASSETS	$22,567,689,414

NET ASSETS CONSIST OF
Investors’ capital	$13,568,950,158
Net unrealized appreciation (depreciation)	8,998,739,256

NET ASSETS	$22,567,689,414

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Operations   (unaudited)

Six Months Ended June 30, 2020

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$2,384,953
Dividends — unaffiliated	$217,579,833
Securities lending income — affiliated — net	1,070,955
Foreign taxes withheld	(1,149,838)

Total investment income	219,885,903

EXPENSES
Investment advisory	1,088,781
Trustees	152,620
Professional	37,075

Total expenses	1,278,476
Less fees waived and/or reimbursed by the Manager	(300,242)

Total expenses after fees waived and/or reimbursed	978,234

Net investment income	218,907,669

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	(18,020,384)
Investments — affiliated	(2,470,975)
Investments — unaffiliated	(38,555,350)

(59,046,709)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(1,923,103)
Investments — affiliated	2,680,694
Investments — unaffiliated	(783,930,569)

(783,172,978)

Net realized and unrealized loss	(842,219,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(623,312,018)

See notes to financial statements.

10	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/20 (unaudited)	Year Ended 12/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$218,907,669	$393,599,409
Net realized gain (loss)	(59,046,709)	53,806,401
Net change in unrealized appreciation (depreciation)	(783,172,978)	4,979,951,890

Net increase (decrease) in net assets resulting from operations	(623,312,018)	5,427,357,700

CAPITAL TRANSACTIONS
Proceeds from contributions	3,990,257,080	11,063,823,888
Value of withdrawals	(4,007,213,993)	(10,540,152,052)

Net increase (decrease) in net assets derived from capital transactions	(16,956,913)	523,671,836

NET ASSETS
Total increase (decrease) in net assets	(640,268,931)	5,951,029,536
Beginning of period	23,207,958,345	17,256,928,809

End of period	$22,567,689,414	$23,207,958,345

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/20		Year Ended December 31,
	(unaudited)		2019	2018	2017	2016	2015

Total Return
Total return	(3.03	)% (a)	31.44%	(4.38)%	21.77%	11.92%	1.35%

Ratios to Average Net Assets
Total expenses	0.01	% (b)	0.03%	0.04%	0.04%	0.04%	0.05%

Total expenses after fees waived and/or reimbursed	0.01	% (b)	0.02%	0.04%	0.04%	0.04%	0.04%

Net investment income	2.01	% (b)	1.95%	1.92%	1.93%	2.11%	2.00%

Supplemental Data
Net assets, end of period (000)	$22,567,689		$23,207,958	$17,256,929	$13,775,074	$9,791,759	$7,209,857

Portfolio turnover rate	1%		3%	12%	11%	4%	2%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

12	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income, if any, are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount	(b)
Bank of America N.A	$231,243,727	$(231,243,727)	$—
Barclays Bank PLC	4,051,200	(4,051,200)	—
Barclays Capital, Inc.	294,924	(294,924)	—
BNP Paribas Securities Corp.	1,359,892	(1,359,892)	—
Citigroup Global Markets, Inc.	32,239,790	(32,239,790)	—
Credit Suisse Securities (USA) LLC	593,565	(588,633)	4,932
Goldman Sachs & Co.	14,311,883	(14,311,883)	—
HSBC Bank PLC	14,538,917	(14,505,735)	33,182
Jefferies LLC	312,192	(312,192)	—
JP Morgan Securities LLC	19,313,625	(19,313,625)	—
Scotia Capital (USA), Inc.	17,931	(17,931)	—
State Street Bank & Trust Company	960,992	(960,992)	—
UBS AG	13,750,796	(13,750,796)	—
UBS Securities LLC	5,340,901	(5,340,901)	—
Virtu Americas, LLC	610,738	(610,306)	432
Wells Fargo Securities LLC	5,040,495	(5,040,495)	—

	$343,981,568	$(343,943,022)	$38,546

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of June 30, 2020. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

14	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of of the Master Portfolio. Prior to April 29, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2020, the amount waived was $106,473.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2020, the Manager waived $4,074 in investment advisory fees pursuant to this arrangement.

The fees and expenses of the Master Portfolio’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2021. For the six months ended June 30, 2020, the amount waived and/or reimbursed was $189,695.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 75% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, the Master Portfolio retained 73.5% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2020, the Master Portfolio paid BTC $ 345,176 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2020, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$108,714,886	$32,403,279	$(32,510,222)

7.	PURCHASES AND SALES

For the six months ended June 30, 2020, purchases and sales of investments, excluding short-term securities, were $609,036,043 and $296,704,989, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2019. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$13,658,331,188

Gross unrealized appreciation	$10,023,087,860
Gross unrealized depreciation	(812,155,001)
Net unrealized appreciation (depreciation)	$9,210,932,859

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2020, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker

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Notes to Financial Statements (unaudited) (continued)

becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: As of period end, the Fund invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 7, 2020 (the “April Meeting”) and May 11-13, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Master Portfolio. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Portfolio service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Master Portfolio’s operations.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	19

Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio as compared with the representative feeder fund’s Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Master Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the representative feeder fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board.

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Disclosure of Investment Advisory Agreement (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the representative feeder fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board further noted that BlackRock and the Board agreed to a lower advisory fee rate. This reduction was implemented on July 1, 2019. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation/implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Portfolio benefits from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Master Portfolio, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Administrator	Distributor

BlackRock Advisors, LLC

Wilmington, DE 19809

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

22	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Appendix B

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Transamerica Funds except Transamerica Government Money Market, and the Master Portfolio will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as Transamerica Funds’ Annual Report, Semi-Annual Report, Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Appendix C

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

259286 06/20

© 2020 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2020

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Date:	September 3, 2020

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer